Cost Analysis - Summary of Cost of Sales and Operating Costs Analysis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cost of sales and operating cost analysis [line items]
Total		$ 18,425	$ 18,859	[1]	$ 18,391	[1]
Total		6,899	6,480	[1]	6,612	[1]
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)		1,621	1,370		1,109
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)		746	315		244
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation, amortisation and impairment (i)		2,367	1,685		1,353
Continuing operations [member] | Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Raw materials and goods for resale		5,757	5,840		5,973
Employment costs (note 7)		3,871	3,880		3,726
Energy conversion costs		1,268	1,464		1,444
Repairs and maintenance		1,103	1,097		1,042
Depreciation, amortisation and impairment (i)	[2]	1,621	1,370		1,109
Change in inventory		63	(70)		(210)
Other production expenses (primarily sub-contractor costs)		4,742	5,278		5,307
Total		18,425	18,859		18,391
Continuing operations [member] | Operating costs [member]
Cost of sales and operating cost analysis [line items]
Selling and distribution costs		4,454	4,547		4,515
Administrative expenses		2,445	1,933		2,097
Total		$ 6,899	$ 6,480		$ 6,612

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.
[2]	Depreciation, amortisation and impairment analysis